Fee and commission expense	12 Months Ended
Dec. 31, 2022
Fee And Commission Expense
Fee and commission expense

35.	Fee and commission expense

Fee and commission expense” shows the amount of all fees and commissions paid or payable in the year, except those that form an integral part of the effective interest rate on financial instruments.

The breakdown of the balance of this item is as follows:

Thousand of reais	2022	2021	2020

Commissions assigned to third parties (1)	3,918,115	3,019,496	2,781,568
Other fees and commissions	2,443,728	2,095,292	1,596,925
Total	6,361,843	5,114,788	4,378,493

(1)	Composed, mainly, by credit cards.